Operating segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments
[custom:DisclosureOfoperationsSegmentsExplanatory]

Operating segments	Operations
Content Merchandising	Sale and distribution of content consumer products and providing production services
Food and beverages	Sale of food and beverages products and licensing of the intellectual property
Content production	Planning, producing, and selling the media content such as theatrical films and television programs
Content investment	Providing investment management services to investment funds

Schedule of segment results

		Year ended December 31, 2025
		Content merchandising	F&B	Content production	Content investment	Total
		(In thousands of Korean won)
Segment revenue	₩	44,415,967	12,323,986	20,690,997	745,138	78,176,088
Elimination of intersegment revenue		-	(95,168)	-	-	(95,168)
Consolidated net revenue		44,415,967	12,228,818	20,690,997	745,138	78,080,920
Depreciation		467,669	1,638,642	417,102	126,524	2,649,937
Amortization		52,104	269,400	278,570	-	600,074
Employee benefit expenses		4,220,468	4,915,334	4,370,899	923,271	14,429,972
Segment operating profit(loss) (*)		3,996,955	(1,964,917)	(143,774,320)	(856,648)	(142,598,930)
Other adjustment (**)		-	-	-	-	(52,128,930)
Company operating profit		-	-	-	-	(194,727,860)

(*)	During the year ended December 31, 2025, segment operating loss of Korean Won 143,774,320 was incurred mainly due to the impairment loss on goodwill allocated to Content production CGUs(Note 21).
(**)	The adjustment relates to the listing expenses accounted in accordance to IFRS 2 due to the merger between K Enter Holdings Inc. and K Wave Media Ltd., and measurement of liabilities related to shareholders’ agreement.

		Year ended December 31, 2024
		Content merchandising	F&B	Total
		(In thousands of Korean won)
Segment revenue	₩	28,379,904	14,630,426	43,010,330
Elimination of intersegment revenue		-	-	-
Consolidated net revenue		28,379,904	14,630,426	43,010,330
Depreciation/Amortization		501,513	2,672,170	3,173,683
Segment operating profit		(969,001)	(2,537,890)	(3,506,891)

		Year ended December 31, 2023
		Content merchandising	F&B	Total
		(In thousands of Korean won)
Segment revenue	₩	49,771,824	17,709,332	67,481,156
Elimination of intersegment revenue		-	-	-
Consolidated net revenue		49,771,824	17,709,332	67,481,156
Depreciation/Amortization		750,031	2,534,001	3,284,032
Segment operating profit(loss)		3,802,307	(304,909)	3,497,398

Schedule of geographic information

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Korea	₩	53,639,087	39,343,631	54,892,741
USA		13,777,853	13	335,239
Germany		2,480,957	-	-
UK		2,162,847	-	-
France		1,613,298	-	-
Japan		957,327	3,516,708	11,948,054
Other		3,449,551	149,978	305,122
Total	₩	78,080,920	43,010,330	67,481,156

Summary of the Company’s non-current assets based on the location as of December 31, 2025 and December 31, 2024 is as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Korea	₩	50,095,186	23,963,489
USA		41,759,247	-

Schedule of revenues from major customers

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Customer A (Content merchandising segment)
Revenue	₩	9,396,922	8,785,673	11,184,157
%		12.04%	20.43%	16.57%
Customer B (Content production segment)
Revenue		13,774,629	-	-
%		17.64%	-	-
Customer C (Content merchandising segment)
Revenue		-	-	11,463,821
%		-	-	16.99%
Customer D (Content merchandising segment)
Revenue		-	-	17,859,876
%		-	-	26.47%